SEGMENTED INFORMATION - Information about major customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SEGMENTED INFORMATION
Revenue	$ 630.6	$ 604.5
Customer [Member]
SEGMENTED INFORMATION
Revenue	558.2	490.7
Rainy River
SEGMENTED INFORMATION
Revenue	358.9	274.4
Rainy River | Customers one [Member]
SEGMENTED INFORMATION
Revenue	128.9	137.9
Rainy River | Customers two [Member]
SEGMENTED INFORMATION
Revenue	126.7	78.0
Rainy River | Customers three [Member]
SEGMENTED INFORMATION
Revenue	102.5
New Afton
SEGMENTED INFORMATION
Revenue	271.7	314.1
New Afton | Customers one [Member]
SEGMENTED INFORMATION
Revenue	100.9	109.9
New Afton | Customers two [Member]
SEGMENTED INFORMATION
Revenue	$ 99.2	94.2
New Afton | Customers three [Member]
SEGMENTED INFORMATION
Revenue		$ 70.7